Right of Use Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Right of Use Assets [Abstract]
Total lease expense	¥ 3,627	$ 500	¥ 921	¥ 6,398	$ 928	¥ 5,424	¥ 5,221